COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Operating lease commitments
Rental expenses	$ 13,677	84,862	90,085	92,493
2015	17,556	108,931
2016	13,765	85,408
2017	12,789	79,348
2018	5,594	34,709
2019	5,117	31,752
Thereafter	6,794	42,151
Total	61,615	382,299
Capital commitments
2015	2,109	13,087
2016	1,208	7,491
2017
2018
2019 and thereafter
Capital commitments under non-cancelable construction contracts	$ 3,317	20,578